RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME	12 Months Ended
Dec. 31, 2025
Reconciliation Of Stockholders Equity And Net Income
RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME

APPENDIX I – RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME

Below are the tables reconciling shareholders' equity and net profit attributable to the Parent Company between the accounting practices adopted in Brazil, applicable to institutions authorized to operate by the Central Bank of Brazil (BACEN), and the International Financial Reporting Standards (IFRS), accompanied by a conceptual description of the main adjustments.

Thousand of Reais	Note	2025	2024	2023
Stockholders' equity attributed under to the Parent Brazilian GAAP		95,650,292	90,743,958	86,084,331
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(129,735)	(76,256)	(75,538)
Reclassification of fair value through other comprehensive income	i	-	-	-
Impairment of financial assets measured at amortized cost	a	3,295,496	(387,348)	234,410
Category transfers - IFRS 9	b	(2,075)	(187,807)	(664,635)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	1,118,303	2,044,873	1,689,463
Reversal of goodwill amortization	d	27,270,375	26,925,987	26,618,368
Santander Serviços goodwill (Santusa)	g	(298,978)	(298,978)	(298,978)
Realization on purchase price adjustments	e	577,831	577,831	586,024
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors		79,175	79,175	79,175
Option for Acquisition of Equity Instrument	f	15,143	181,717	181,717
Tax Credit – Initial Adoption Law 4.966	i	(2,368,499)	-	-
Others		(33,798)	(111,467)	18,667
Stockholders' equity attributed to the parent under IFRS		125,173,530	119,491,685	114,453,004
Non-controlling interest under IFRS		1,379,614	335,447	403,350
Stockholders' equity (including non-controlling interest) under IFRS		126,553,144	119,827,132	114,856,354

Thousand of Reais	Note	2025	2024	2023
Net income attributed to the Parent under Brazilian GAAP		15,338,645	13,477,390	8,973,657
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(19,479)	(33,811)	(29,788)
Reclassification of fair value through other comprehensive income	i	-	-	-
Impairment of financial assets measured at amortized cost	a	(1,900,405)	(587,260)	1,036,851
Category transfers - IFRS 9	b	-	-	(17,584)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	(911,522)	340,362	195,653
Realization on purchase price adjustments	e	-	(8,193)	(8,760)
Reversal of goodwill amortization	d	160,425	138,404	147,171
Option to Acquire Own Equity Instrument	f	15,143	181,717	181,717
Reversal of Provision PIS Law 9,718	j	-	-	(980,212)
Others		83,228	(143,103)	(49,392)
Net income attributed to the parent under IFRS		12,766,035	13,365,506	9,449,313
Non-controlling interest under IFRS		199,088	48,257	49,499
Net income (including non-controlling interest) under IFRS		12,965,123	13,413,763	9,498,812

a) Impairment of loans and receivables and financial assets measured at amortized cost

This refers to the adjustment resulting from the estimated expected loss on the portfolio of assets subject to impairment, loan commitments to be disbursed, and financial guarantee agreements, determined based on the criteria described in the accounting practice note and in accordance with IFRS 9. These criteria differ in certain aspects from those adopted under Bacen GAAP, which uses the regulatory limits defined by the Central Bank (Bacen), in addition to the difference in the scope of the calculation basis for these losses, which for IFRS purposes considers other assets besides those foreseen by Bacen. In 2025, the effects of the initial adoption of CMN Resolution No. 4,966/2021 on provisions for losses associated with credit risk were reversed.

b) Financial asset categories

As outlined in the note on accounting practices, IFRS 9 mandates the identification of business models associated with each portfolio, as well as the execution of the SPPI test to ascertain whether the cash flows from an asset consist exclusively of payments for principal and interest, for the purpose of classifying the asset within the appropriate financial asset categories. In contrast, BRGAAP allows for certain differences in the categorization of these financial assets and also considers Management's intention as a criterion for classification. Additionally, the criteria for reclassification across categories differ between the two accounting standards.

c) Deferral of banking fees, commissions, and other financial costs using the effective interest rate method

Under IFRS, bank fees, commissions, and related financial costs, which are included in the effective interest rate of financial instruments measured at amortized cost, are recognized in the income statement over the validity period of the respective contracts. In contrast, under BRGAAP, these fees and expenses are recognized directly in the income statement upon receipt or payment.

d) Reversal of goodwill amortization

Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to impairment testing at least once a year, or more frequently if additional evidence arises. Under IFRS, as per IAS 38 “Intangible Assets”, goodwill is not amortized but is tested for impairment to ascertain its recoverable amount at least annually, and whenever there is an indication of a potential reduction in its recoverable value. The tax amortization of Banco Real's goodwill represents a permanent and definitive difference between the accounting and tax bases, as the possibility of utilizing future funds to settle a tax liability is considered remote by Management, a position supported by the opinion of specialized external advisors. Consequently, the tax amortization of goodwill is permanent and definitive, and thus, the recognition of a deferred tax liability does not apply as per IAS 12 – Income Taxes, with respect to temporary differences.

e) Recognition of purchase price adjustments

As part of the purchase price allocation for acquisitions of entities, notably in the acquisition of Banco Real, in accordance with IFRS 3 "Business Combinations" standards, the Bank reassessed the acquired assets and liabilities at fair value, including identifiable intangible assets with defined useful lives. In contrast, according to BRGAAP, in a business combination, assets and liabilities are recorded at their book value. The adjustments to the purchase price allocation primarily relate to the valuation of assets in the loan portfolio. The initial recording of the loan values at fair value resulted in an adjustment to the yield curve of the portfolio compared to its nominal value, which is recognized over the respective average realization period.

f) Option to Acquire Equity Instrument

In the context of the transaction, Banco Santander granted the shareholders of Getnet S.A. and Banco Olé Consignado a put option for all the shares issued by Getnet S.A. and Banco Olé Consignado that they held. In accordance with IAS 32, a financial liability was recognized for the commitment made, offset against a specific equity account, in the amounts of R$950 million and R$67 million, respectively. The options were subsequently updated, with their effects recognized in the income statement. On December 19, 2018, Banco Santander and the Minority Shareholders of Getnet S.A. signed an amendment to the Share Purchase and Sale Agreement and Other Covenants of Getnet S.A., whereby Banco Santander committed to acquiring all the shares from the Minority Shareholders, representing 11.5% of the share capital of Getnet S.A., for the amount of R$1,431,000. The acquisition was approved by Brazilian Central Bank on February 18, 2019 and completed on February 25 2019, resulting in Banco Santander holding 100% of the shares representing the share capital of Getnet S.A. On March 14, 2019 the minority shareholder of Banco Olé Bonsucesso Consignado S.A. expressed their intention to exercise the put option stipulated in the Investment Agreement, signed on July 30, 2014, to sell their 40% stake in the share capital of Olé Consignado to Banco Santander (Brasil) S.A. On December 20, 2019 the parties entered into a binding agreement for the acquisition by Banco Santander of all the shares issued by Bosan Participações S.A., for a total value of R$1.6 billion, payable on the closing date of the transaction. On January 30, 2020, the name of Banco Olé Bonsucesso Consignado S.A. was changed to Banco Olé Consignado S.A. On January 31, 2020, the Bank and the shareholders of Bosan Participações S.A. finalized the definitive agreement and signed the share purchase and sale agreement for 100% of the shares issued by Bosan, through the transfer of Bosan's shares to the Bank and payment to the sellers in the total amount of R$1,608,773 As a result, the Bank has become, both directly and indirectly, the holder of 100% of the shares in Banco Olé.

g) Santander Serviços (Santusa) acquisition goodwill

Under IFRS 3 "Business Combinations", when a parent company acquires additional shares or other equity instruments of an entity it already controls, this amount must be recognized as a reduction in its equity. Under BRGAAP, this amount must be recorded on the balance sheet as goodwill or as a bargain purchase in the acquisition of the investment, which represents the difference between the acquisition cost and the equity value of the shares.

h) Reclassification of financial instruments at fair value through profit or loss

Under BRGAAP, all loans, financings, and deposits are accounted for at amortized cost. Under IFRS, as per IFRS 9 "Financial Instruments: Recognition and Measurement," financial instruments may be measured at fair value and included in the category "Other financial instruments at fair value through profit or loss." This approach aims to eliminate or significantly reduce the accounting mismatch in recognition or measurement arising from the valuation of assets or liabilities or the recognition of gains or losses on these assets/liabilities on different bases, which are managed and their performance evaluated based on fair value. Consequently, the Bank has classified loans, financings, and deposits that meet these criteria as "fair value through profit or loss," as well as certain debt instruments classified as "available for sale" under BRGAAP. The Bank has adopted this classification basis under IFRS, as it effectively eliminates an accounting mismatch in the recognition of income and expenses.

i) Reversal of Tax on Provision for Losses Associated with Credit Risk

Reversal of the tax effects of the initial adoption of CMN Resolution No. 4,966/2021 on provisions for credit risks and changes in categories of financial instruments.